Intangible Assets - Individual Business Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($)
Intangible assets
Number of business segments | item	4
Goodwill	$ 16,714	$ 16,714
Retail
Intangible assets
Goodwill	5,928	5,928
Wholesale
Intangible assets
Goodwill	2,135	2,135
Treasury and money market operations
Intangible assets
Goodwill	4,512	4,512
Subsidiaries
Intangible assets
Goodwill	$ 4,139	$ 4,139